SIERRA ASSET MANAGER
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                     Supplement Dated January 30, 1998 to
                        Prospectus Dated May 1, 1997 as
                         Supplemented November 6, 1997


On December 23, 1997, shareholders of the Short Term Global Government Fund (the "Global Government Fund") of The Sierra Variable Trust ("Trust") approved the reorganization and merger of the Global Government Fund with and into the Short Term High Quality Bond Fund of the Trust. That reorganization was completed on January 30, 1998. As a result, the Global Government Fund has ceased to exist. Accordingly, American General Life Insurance Company ("AGL") has removed the Short Term Global Government Division from its Separate Account D, effective January 30, 1998.

On December 23, 1997, shareholders of each of the Funds and the Portfolios of the Trust (other than the Global Government Fund) also approved the appointment of Composite Research & Management Co. ("Composite") as the new investment adviser, effective January 30, 1998.

The Trust has advised AGL that the name of the Global Money Fund is now the Money Market Fund. Accordingly, AGL has changed the name of its Global Money Division to the name "Money Market Division."

The Separate Account D Prospectus is amended to (1) delete reference to the Global Government Fund on page 12, (2) reduce the number "forty-three," to "forty-two," where it appears on page 12, (3) substitute the name "Composite Research & Management Co." for both the name "Sierra Investment Advisors Corporation" and the name "Sierra Investment Services Corporation" in the first full paragraph on page 12, and (4) substitute the name "Money Market" for the name "Global Money," where the latter appears on the cover page and on pages 7-8, 12, and 14.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             SIERRA ASSET MANAGER
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                     Supplement Dated January 30, 1998 to
           Statement of Additional Information Dated May 1, 1997 as
                         Supplemented November 6, 1997


The Trust has advised AGL that the name of the Global Money Fund is now the Money Market Fund. Accordingly, AGL has changed the name of its Global Money Division to the name "Money Market Division."

The Separate Account D Statement of Additional Information is amended to substitute the term "Money Market Fund" for the term "Global Money Fund," where the latter appears on 5-7.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE